Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events:

Dividend payment: During July 2024, the Company paid monthly cash dividends of $0.1615 per share on its outstanding Series A Preferred Shares, amounting to $49. Similarly, on July 30, 2024, the Board of Pyxis declared a monthly dividend of $0.1615 per share, for the month of August 2024. The cash dividend of $49 will be payable on August 20, 2024, to holders of record as of August 13, 2024.

Debt refinance: On July 30, 2024, we agreed with an existing lender to refinance the Seventhone Corp (“Pyxis Theta”) outstanding debt of $10,750. The amended agreement provides a five year amortizing bank loan with a similar quarterly repayment schedule, a maturity of July 2029 and interest rate of SOFR plus 2.40% (which was reduced from SOFR plus 3.35%). In addition, the same bank agreed to reduce the interest rate margin from 3.15% to 2.40% on the outstanding debt of $16,500 relating to the Eleventhone Corp. (“Pyxis Lamda”).

Common share buy-back program: After the quarter ended June 30, 2024, and as of August 8, 2024 we repurchased an additional 25,537 common shares at an average price of $4.94 per share, including brokerage commissions, or $126,000, under the share buy-back program.